Virtus Multi-Sector Fixed Income Fund

and Virtus Multi-Sector Short Term Bond Fund,

each a series of Virtus Opportunities Trust

Supplement dated October 20, 2009 to the Fixed Income Funds Prospectus dated January 31, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Multi-Sector Fixed Income Fund

The third paragraph under the heading “The Adviser and Subadviser” is hereby restated to read:

Subject to the direction of the funds’ Board of Trustees, VIA is responsible for managing the fund’s investment program, overseeing the fund’s subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. Additionally, VIA provides to Goodwin research, advice and trading services for allocations to the municipal securities sector. Goodwin, as subadviser, is responsible for the day-to-day management of the fund’s portfolio. VIA and Goodwin manage the fund’s assets to conform with the investment policies as described in this prospectus.

Additionally, the sentence following the investment management fee table is restated to read: “VIA pays Goodwin a subadvisory fee of 48.25% of the gross investment management fee.”

Virtus Multi-Sector Short Term Bond Fund

The third paragraph under the heading “The Adviser and Subadviser” is hereby restated to read:

Subject to the direction of the funds’ Board of Trustees, VIA is responsible for managing the fund’s investment program, overseeing the fund’s subadviser and recommending its hiring, termination and replacement, and for the general operations of the fund. Additionally, VIA provides to Goodwin research, advice and trading services for allocations to the municipal securities sector. Goodwin, as subadviser, is responsible for the day-to-day management of the fund’s portfolio. VIA and Goodwin manage the fund’s assets to conform with the investment policies as described in this prospectus.

Additionally, the sentence following the investment management fee table is restated to read: “VIA pays Goodwin a subadvisory fee of 48.25% of the gross investment management fee.”

Investors should retain this supplement with the Prospectus for future reference.

VOT 8020/MSFI&MSSTB SAFees (10/09)